30. ADDITIONAL INFORMATION TO CASH FLOWS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional Information To Cash Flows Details Abstract
Income tax and social contribution paid	R$ 336,962	R$ 268,847	R$ 456,227
Addition to PP&E with interest capitalization	71,611	91,957	215,794
Acquisition of fixed assets through loans	10,792	4,265	7,437
Non-monetary transaction with joint venture	0	20,264
Total additional information to cash flows	R$ 419,365	R$ 385,333	R$ 679,458